Annual Total Returns - Fidelity Freedom Blend 2040 Fund [BarChart] - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-01 - Fidelity Freedom Blend 2040 Fund	Apr. 02, 2021
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2040 Fund- Class K6
Bar Chart Table:
Annual Return 2019	26.70%
Annual Return 2020	18.03%